Shareholders’ Equity (Details) - Schedule of Ordinary Share Capital - shares	Jun. 30, 2023	Dec. 31, 2022
Schedule of Consolidated Financial Statements [Abstract]
Authorized Ordinary shares of no-par value	362,116,800	362,116,800
Issued and outstanding Ordinary shares of no-par value	69,373,135	69,105,000